STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

November 12, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Typhon Tactical Managed Futures Fund, a series of the Starboard Investment Trust File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find attached Post-Effective Amendment No. 398 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding a series of the Trust to the Registration Statement.  This amendment contains the Typhon Tactical Managed Futures Fund’s prospectus and statement of additional information, Part C, and the signature page.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary